Note 5 - Accounting Policies and new Standards Adopted - Interim Condensed Consolidated Statements of Financial Position IFRS 15 Effect (Details) - CAD ($) $ in Thousands	Jun. 30, 2018	Apr. 01, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Customer acquisition costs, current	$ 53,877	$ 43,152	$ 31,852
Customer acquisition costs, noncurrent	38,114	$ 24,428	$ 7,367
IAS 18 [member]
Statement Line Items [Line Items]
Customer acquisition costs, current	36,693
Customer acquisition costs, noncurrent	17,284
Increase (decrease) due to application of IFRS 15 [member]
Statement Line Items [Line Items]
Customer acquisition costs, current	17,184
Customer acquisition costs, noncurrent	$ 20,830